Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Analysis of Borrowings
An analysis of borrowings as of December 31, 2017 and 2016 is as follows:

		2017		2016
	Maturity Date or Range	Amount	Weighted Average Rate	Amount	Weighted Average Rate
		(Amounts in thousands, except rates)
Borrowed funds:
Federal Home Loan Bank advances	Less than one year	$86,150	1.61%	$39,500	1.13%
	One to three years	22,500	1.83%	34,150	1.57%
	Three to five years	6,000	1.85%	6,000	1.85%
	Total	$114,650		$79,650
Subordinated debentures, capital trusts	November 2035	$5,155	3.11%	$5,155	2.58%
	November 2035	5,155	3.11%	5,155	2.58%
	September 2037	3,093	2.82%	3,093	2.46%
	Total	$13,403		$13,403